UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Glenrock Inc.

Address:  623 Fifth Ave, Suite 3101
          New York, New York 10022


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Katz
Title:  President
Phone:  212-808-7387

Signature, Place and Date of Signing:

  /s/ Michael Katz               New York, New York          August 12, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)


[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total:  $113,424
                                         (thousands)


List of Other Included Managers: None


                                                 FORM 13F INFORMATION TABLE




COLUMN 1                    COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                            TITLE                                  SHRS OR   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER              OF CLASS         CUSIP       VALUE     PRN AMT   PRN  CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------              ---------        ------      ------    --------  ---- ----   ----------- --------- -----    ------- ----
ACCENTURE PLC IRELAND       SHS CLASS A      G1151C101   5,798       150,000  SH         SOLE        NONE        150,000
AMERICAN INTL GROUP INC     COM NEW          026874784   7,222       209,700  SH         SOLE        NONE        209,700
ANADARKO PETE CORP          COM              032511107   4,330       120,000  SH         SOLE        NONE        120,000
APPLIED MATLS INC           COM              038222105   3,137       261,000  SH         SOLE        NONE        261,000
BARRICK GOLD CORP           COM              067901108   5,086       112,000  SH         SOLE        NONE        112,000
BJS WHOLESALE CLUB INC      COM              05548J106   5,367       145,000  SH         SOLE        NONE        145,000
DELL INC                    COM              24702R101   6,681       554,000  SH         SOLE        NONE        554,000
GENCORP INC                 COM              368682100   4,032       920,500  SH         SOLE        NONE        920,500
GENCORP INC                 SDCV 2.250%11/1  368682AL4   3,175     3,175,000  PRN        SOLE        NONE      3,175,000
GENZYME CORP                COM              372917104   5,077       100,000  SH         SOLE        NONE        100,000
HOLOGIC INC                 COM              436440101   7,745       556,000  SH         SOLE        NONE        556,000
INTERPUBLIC GROUP COS INC   COM              460690100   8,449     1,185,000  SH         SOLE        NONE      1,185,000
J CREW GROUP INC            COM              46612H402   4,027       109,400      PUT    SOLE        NONE        109,400
JAGUAR MNG INC              COM              47009M103   2,040       231,000  SH         SOLE        NONE        231,000
LILLY ELI & CO              COM              532457108   3,853       115,000  SH         SOLE        NONE        115,000
MDS INC                     COM              55269P302   3,330       395,000  SH         SOLE        NONE        395,000
MEDTRONIC INC               COM              585055106   2,303        63,500  SH         SOLE        NONE         63,500
MICROSOFT CORP              COM              594918104   4,515       196,200  SH         SOLE        NONE        196,200
MINEFINDERS LTD             COM              602900102   2,005       225,000  SH         SOLE        NONE        225,000
NABORS INDUSTRIES LTD       SHS              G6359F103   3,260       185,000  SH         SOLE        NONE        185,000
NORTHGATE MINERALS CORP     COM              666416102   4,650     1,550,000  SH         SOLE        NONE      1,550,000
PATTERSON UTI ENERGY INC    COM              703481101   3,475       270,000  SH         SOLE        NONE        270,000
PFIZER INC                  COM              717081103   3,465       243,000  SH         SOLE        NONE        243,000
SYMANTEC CORP               COM              871503108   3,470       250,000  SH         SOLE        NONE        250,000
VALERO ENERGY CORP NEW      COM              91913Y100   1,798       100,000  SH         SOLE        NONE        100,000
WEYERHAEUSER CO             COM              962166104   2,394        68,000  SH         SOLE        NONE         68,000
YAMANA GOLD INC             COM              98462Y100   2,740       266,000  SH         SOLE        NONE        266,000



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